Other assets	12 Months Ended
Dec. 31, 2021
Other assets
Other assets

Note 9 – Other assets

Other assets comprised the following:

	At December 31,	At December 31,
	2021	2020
Deposits related to CRA audits	$15.6	$4.9
Energy well equipment, net	5.4	5.0
Right-of-use assets, net	1.5	2.0
Debt issue costs	1.2	1.3
Furniture and fixtures, net	0.2	0.4
	$23.9	$13.6

Subsequent to December 31, 2021, the Company posted an additional deposit of $22.7 million (C$28.7 million) in relation to the audit by the CRA of its 2016-2017 taxation years, as referenced in Note 24.